Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 192,000	$ 1,201,000	$ 93,000
Accounts receivable	1,000	16,000
Restricted cash	50,000	50,000
Costs in excess of billings on uncompleted contracts	801,000	801,000
Inventory	29,000	29,000
Prepaid expenses and other current assets	95,000	46,000	9,000
Total current assets	1,168,000	2,143,000	102,000
Property and equipment, net	748,000	764,000	878,000
Intangibles, net	39,000	41,000	48,000
Deposits	28,000	28,000
Total assets	1,983,000	2,976,000	1,028,000
Current liabilities:
Accounts payable	601,000	419,000	33,000
Accrued expenses	267,000	266,000	386,000
Unearned revenue	701,000	701,000
Provision for contract loss	75,000	100,000
Capital leases payable	17,000	8,000
Total current liabilities	1,661,000	1,494,000	419,000
Long term liabilities:
Other	16,000,000	6,000
Long-term portion of capital leases	47,000	29,000
Total liabilities	1,724,000	1,529,000	419,000
Commitments and contingencies (Note 14)
Stockholders' equity:
Preferred stock, $0.0001 par value. Authorized 50,000,000 shares; no shares issued and outstanding at March 31, 2014, December 31, 2013 and December 31, 2012
Common stock, $0.0001 par value. Authorized 200,000,000 shares; 72,462,000 and 72,554,000 and 60,883,000 shares issued and outstanding at March 31, 2014 and December 31, 2013 and December 31, 2012, respectively	7,000	7,000	6,000
Additional paid-in capital	9,736,000	8,945,000	978,000
Accumulated deficit	(9,484,000)	(7,505,000)	(375,000)
Total stockholders' equity	259,000	1,447,000	609,000
Total liabilities and stockholders' equity	$ 1,983,000	$ 2,976,000	$ 1,028,000